Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Aug. 26, 2021
Minimum
Other Commitments [Line Items]
Formal notice of exercise of put option	60 days	60 days
Lease term	5 years	5 years
Obligation at end of lease term			$ 2,070
Maximum
Other Commitments [Line Items]
Formal notice of exercise of put option	90 days	90 days
Lease term	10 years	10 years
Obligation at end of lease term			$ 3,450